Fair Value Measurements - Narrative (Details)	9 Months Ended
Sep. 30, 2018 loan
Griffin Capital Essential Asset REIT, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of mortgage loans (in loan)	2